Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Number of Stores	12
Interest-bearing Deposits in Banks and Other Financial Institutions	$ 641	$ 1,013
Advertising Expense	$ 346	$ 336
Building and improvements [Member]
Property, Plant and Equipment, Useful Life	39 years
Furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	8 years